Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF

October 31, 2024 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS – 98.0%
Angola – 1.5%
Angolan Government International Bond, 8.75%, 04/14/32(1)	$184,000	$167,087

Argentina – 4.9%
Argentine Republic Government International Bond, 1.00%, 07/09/29	245,000	176,155
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	15,360	10,373
Provincia de Buenos Aire, 6.63%, 09/01/37(2)	163,778	93,149
Telecom Argentina SA, 9.50%, 07/18/31(1)	79,000	82,061
YPF SA, 6.95%, 07/21/27	68,000	66,824
YPF SA, 9.50%, 01/17/31(1)	115,000	121,267
Total Argentina		549,829
Armenia – 0.4%
Republic of Armenia International Bond, 3.60%, 02/02/31(1)	56,000	47,110

Benin – 0.4%
Benin Government International Bond, 7.96%, 02/13/38(1)	47,000	46,177

Brazil – 13.3%
3r Lux Sarl, 9.75%, 02/05/31(1)	107,000	110,778
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	120,000	119,746
Brazilian Government International Bond, 6.00%, 10/20/33	94,000	93,389
Brazilian Government International Bond, 7.13%, 05/13/54	68,000	68,087
FS Luxembourg Sarl, 8.88%, 02/12/31(1)	132,000	135,377
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	78,000	72,735
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	82,350	69,771
Minerva Luxembourg SA, 4.38%, 03/18/31	202,000	170,690
Movida Europe SA, 7.85%, 04/11/29(1)	97,000	92,332
MV24 Capital BV, 6.75%, 06/01/34(1)	97,749	95,573
Newco Holding USD 20 Sarl, 9.38%, 11/07/29(1)	44,000	43,934
Ohi Group SA, 13.00%, 07/22/29(1)	84,000	83,076
Samarco Mineracao SA, 9.00%, 06/30/31(1)(3)	147,931	140,575
Trident Energy Finance PLC, 12.50%, 11/30/29(1)	47,000	49,416
Yinson Boronia Production BV, 8.95%, 07/31/42(1)	93,000	98,743
Security Description	Principal	Value
FOREIGN BONDS (continued)
Brazil (continued)
Total Brazil		$1,444,222
Chile – 0.5%
Banco de Credito E Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual(1)(4)(5)	54,000	54,014

China – 1.2%
Prosus NV, 3.06%, 07/13/31	90,000	76,950
Prosus NV, 3.83%, 02/08/51(1)	84,000	56,297
Total China		133,247
Colombia – 6.8%
AI Candelaria Spain SA, 5.75%, 06/15/33	108,000	87,696
Banco Davivienda SA, 6.65%, (US 10 Year CMT T- Note + 5.10%), perpetual(4)(5)	104,000	87,434
Banco Gnb Sudameris SA, 7.50%, (US 5 Year CMT T- Note + 6.66%), 04/16/31(1)(4)	57,000	54,506
Colombia Government International Bond, 3.00%, 01/30/30	34,000	28,356
Colombia Government International Bond, 3.13%, 04/15/31	66,000	52,701
Colombia Government International Bond, 8.00%, 11/14/35	134,000	135,851
Colombia Government International Bond, 6.13%, 01/18/41	18,000	14,845
Colombia Government International Bond, 5.20%, 05/15/49	94,000	64,601
Colombia Government International Bond, 3.88%, 02/15/61	30,000	16,042
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	88,000	81,620
SierraCol Energy Andina LLC, 6.00%, 06/15/28(1)	133,000	121,343
Total Colombia		744,995
Costa Rica – 0.8%
Costa Rica Government International Bond, 6.13%, 02/19/31	65,000	66,300
Costa Rica Government International Bond, 7.16%, 03/12/45	22,000	23,059
Total Costa Rica		89,359
Dominican Republic – 3.1%
Dominican Republic International Bond, 4.50%, 01/30/30	88,000	81,840
Dominican Republic International Bond, 4.88%, 09/23/32(1)	84,000	76,860
Dominican Republic International Bond, 4.88%, 09/23/32	106,000	96,990
Dominican Republic International Bond, 6.00%, 02/22/33	89,000	87,754
Total Dominican Republic		343,444

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Ecuador – 2.7%
Ecuador Government International Bond, 6.90%, 07/31/30(2)	$314,000	$217,131
Ecuador Government International Bond, 5.50%, 07/31/35(2)	137,000	76,172
Total Ecuador		293,303
Egypt – 2.8%
Egypt Government International Bond, 3.88%, 02/16/26(1)	118,000	113,722
Egypt Government International Bond, 7.63%, 05/29/32(1)	210,000	184,537
Egypt Government International Bond, 8.88%, 05/29/50(1)	12,000	9,795
Total Egypt		308,054
El Salvador – 0.1%
El Salvador Government International Bond, 9.25%, 04/17/30	10,000	9,950

Ethiopia – 0.8%
Ethiopia International Bond, 6.63%, 12/11/24(1)(6)	114,000	89,312

Gabon – 0.3%
Gabon Government International Bond, 7.00%, 11/24/31(1)	36,000	28,879

Georgia – 0.6%
Georgian Railway JSC, 4.00%, 06/17/28(1)	73,000	64,581

Ghana – 4.5%
Ghana Government International Bond, 4.79%, 07/03/26(1)(7)	6,400	5,961
Ghana Government International Bond, 5.00%, 07/03/29(1)(2)	48,400	41,684
Ghana Government International Bond, 5.03%, 01/03/30(1)(7)	13,065	9,946
Ghana Government International Bond, 5.00%, 07/03/35(1)(2)	69,600	48,546
Kosmos Energy Ltd., 7.13%, 04/04/26	116,000	115,420
Kosmos Energy Ltd., 7.75%, 05/01/27	50,000	49,203
Tullow Oil PLC, 7.00%, 03/01/25(1)	216,000	207,247
Total Ghana		478,007
Guatemala – 2.4%
Guatemala Government Bond, 3.70%, 10/07/33(1)	57,000	47,292
Guatemala Government Bond, 6.60%, 06/13/36(1)	66,000	67,196
Guatemala Government Bond, 6.13%, 06/01/50	31,000	28,471
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	125,000	121,026
Total Guatemala		263,985
Security Description	Principal	Value
FOREIGN BONDS (continued)
Honduras – 0.3%
Honduras Government International Bond, 6.25%, 01/19/27	$30,000	$29,409

Hong Kong – 2.1%
Melco Resorts Finance Ltd., 5.38%, 12/04/29	248,000	228,625

India – 4.0%
Adani Ports & Special Economic Zone Ltd., 3.83%, 02/02/32	55,000	46,819
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(1)	59,413	49,758
Jsw Hydro Energy Ltd., 4.13%, 05/18/31	114,000	102,921
Network I2i Ltd., 5.65%, (US 5 Year CMT T- Note + 4.28%), perpetual(1)(4)(5)	116,000	115,902
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	56,000	52,325
Vedanta Resources Finance II PLC, 13.88%, 12/09/28(1)	18,361	18,459
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(1)	32,000	32,920
Total India		419,104
Indonesia – 1.6%
LLPL Capital Pte Ltd., 6.88%, 02/04/39	45,354	46,318
Minejesa Capital BV, 5.63%, 08/10/37(1)	134,000	125,876
Total Indonesia		172,194
Iraq – 2.2%
Iraq International Bond, 5.80%, 01/15/28	251,563	242,518

Israel – 2.5%
Energian Israel Finance Ltd., 4.88%, 03/30/26(1)	63,000	61,347
Leviathan Bond Ltd., 6.75%, 06/30/30(1)	52,000	47,860
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	100,000	95,407
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	100,000	70,468
Total Israel		275,082
Ivory Coast – 1.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32(2)	50,694	48,243
Ivory Coast Government International Bond, 8.25%, 01/30/37(1)	81,000	80,798

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Ivory Coast (continued)
Total Ivory Coast		$129,041
Jordan – 1.0%
Jordan Government International Bond, 7.50%, 01/13/29(1)	$35,000	35,569
Jordan Government International Bond, 5.85%, 07/07/30(1)	45,000	42,680
Jordan Government International Bond, 7.38%, 10/10/47(1)	35,000	31,937
Total Jordan		110,186
Kazakhstan – 1.0%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	109,000	103,720

Kenya – 0.9%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(1)	105,000	96,863

Lebanon – 0.2%
Lebanon Government International Bond, 8.25%, 04/12/21(6)	200,000	17,000

Macau – 1.3%
Studio City Finance Ltd., 5.00%, 01/15/29(1)	161,000	145,510

Mexico – 6.8%
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual(1)(4)(5)	82,000	74,902
Banco Mercantil del Norte SA, 5.88%, (US 5 Year CMT T- Note + 4.64%), perpetual(4)(5)	90,000	87,469
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33(1)(4)	57,000	53,544
Braskem Idesa Sapi, 6.99%, 02/20/32(1)	105,000	78,456
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	153,000	149,077
Cemex SAB de CV, 9.13%, (US 5 Year CMT T- Note + 5.16%), perpetual(1)(4)(5)	60,000	64,144
Petroleos Mexicanos, 8.75%, 06/02/29	120,000	121,537
Petroleos Mexicanos, 7.69%, 01/23/50	133,000	103,660
Total Mexico		732,789
Morocco – 0.9%
Ocp SA, 6.88%, 04/25/44(1)	58,000	57,293
Ocp SA, 7.50%, 05/02/54(1)	45,000	46,744
Total Morocco		104,037
Nigeria – 3.0%
IHS Holding Ltd., 5.63%, 11/29/26(1)	39,000	38,346
Security Description	Principal	Value
FOREIGN BONDS (continued)
Nigeria (continued)
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	$70,000	$70,109
Nigeria Government International Bond, 6.13%, 09/28/28(1)	218,000	197,426
Nigeria Government International Bond, 7.88%, 02/16/32(1)	24,000	21,638
Total Nigeria		327,519
Oman – 1.9%
Oman Government International Bond, 6.00%, 08/01/29(1)	85,000	87,124
Oman Government International Bond, 6.75%, 01/17/48(1)	120,000	124,200
Total Oman		211,324
Pakistan – 0.9%
Pakistan Government International Bond, 6.00%, 04/08/26(1)	106,000	99,773

Papua New Guinea – 0.6%
Papua New Guinea Government International Bond, 8.38%, 10/04/28	66,000	65,134

Peru – 0.3%
Petroleos del Peru SA, 4.75%, 06/19/32	49,000	37,607

Senegal – 0.4%
Senegal Government International Bond, 6.25%, 05/23/33(1)	51,000	42,252

Serbia – 0.7%
Serbia International Bond, 2.13%, 12/01/30(1)	46,000	38,180
Serbia International Bond, 6.00%, 06/12/34(1)	37,000	37,116
Total Serbia		75,296
South Africa – 3.7%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	98,000	102,624
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	43,000	43,081
Republic of South Africa Government International Bond, 6.30%, 06/22/48	79,000	66,953
Sasol Financing USA LLC, 4.38%, 09/18/26	90,000	87,019
Sasol Financing USA LLC, 6.50%, 09/27/28	105,000	102,473
Total South Africa		402,150
Sri Lanka – 1.1%
Sri Lanka Government International Bond, 6.35%, 07/19/24(6)	21,000	12,941
Sri Lanka Government International Bond, 6.20%, 05/11/27(6)	38,000	23,797
Sri Lanka Government International Bond, 7.85%, 03/14/29(1)(6)	131,000	82,653

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Sri Lanka (continued)
Total Sri Lanka		$119,391
Tanzania – 0.8%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(1)	$84,000	85,630

Turkey – 7.8%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27(1)	81,000	80,721
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	89,704
Sisecam UK PLC, 8.25%, 05/02/29(1)	70,000	71,914
Turkey Government International Bond, 9.38%, 03/14/29	86,000	95,998
Turkey Government International Bond, Series 10Y, 5.95%, 01/15/31	332,000	317,060
We Soda Investments Holding PLC, 9.50%, 10/06/28(1)	88,000	91,135
Yapi VE Kredi Bankasi AS, 9.25%, (US 5 Year CMT T- Note + 5.28%), 01/17/34(1)(4)	45,000	47,475
Zorlu Enerji Elektrik Uretim As, 11.00%, 04/23/30(1)	77,000	77,125
Total Turkey		871,132
Ukraine – 1.3%
Ukraine Government International Bond, 0.00%, 02/01/30(1)(2)	8,035	3,875
Ukraine Government International Bond, 0.00%, 02/01/34(1)(2)	30,027	11,118
Ukraine Government International Bond, 1.75%, 02/01/34(1)(2)	197	93
Ukraine Government International Bond, 0.00%, 02/01/35(1)(2)	180,375	88,384
Ukraine Government International Bond, 0.00%, 02/01/36(1)(2)	62,146	30,215
Ukraine Government International Bond, 1.75%, 02/01/36(1)(2)	29,421	13,350
Total Ukraine		147,035
Uzbekistan – 0.7%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	89,000	74,259

Venezuela – 0.5%
Petroleos de Venezuela SA, 9.00%, 11/17/21(6)	203,000	21,721
Venezuela Government International Bond, 12.75%, 08/23/22(6)	44,000	7,062
Venezuela Government International Bond, 11.95%, 08/05/31(6)	120,000	19,200
Total Venezuela		47,983
Security Description	Principal	Value
FOREIGN BONDS (continued)
Vietnam – 1.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	$76,739	$74,772
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	34,575	33,689
Total Vietnam		108,461
Zambia – 0.3%
Zambia Government International Bond, 5.75%, 06/30/33(1)(2)	36,373	32,029

TOTAL INVESTMENTS - 98.0%
(Cost $10,337,840)		10,708,608
Other Assets in Excess of Liabilities - 2.0%		223,636
Net Assets - 100.0%		$10,932,244

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2024, the aggregate value of these securities was $6,239,642, or 57.1% of net assets.
(2)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2024.
(3)	Payment in-kind security.
(4)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(5)	Perpetual security with no stated maturity date.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Abbreviations:
CMT — Constant Maturity Treasury Index

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

October 31, 2024 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$10,708,608	$—	$10,708,608
Total	$—	$10,708,608	$—	$10,708,608